Cover	Nov. 19, 2025
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	BellRing Brands, Inc.
City Area Code	314
Local Phone Number	644-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 19, 2025
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39093
Entity Tax Identification Number	87-3296749
Entity Address, Address Line One	2503 S. Hanley Road
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63144
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	BRBR
Security Exchange Name	NYSE
Entity Central Index Key	0001772016
Amendment Flag	false